PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES
Schedule of prepaid expenses
	June 30,	December 31,
	2022	2021
Insurance	$328,872	$4,286
Deposits	57,236	-
Rent	15,736	-
Consulting services	873,250	8,267
Prepaid expenses	$1,275,094	$12,553

	December 31, 2021	December 31, 2020
Insurance	$4,286	$3,370
Consulting services	-	111,860
Rent	8,267	-

Prepaid expenses	$12,553	$115,230